Other results (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Adjustments for interest income	$ 5,067	$ 5,977	$ 15,657	$ 11,083
Adjustments for gains (losses) on change in fair value of financial assets	0	5,133	167	12,255
Finance income	5,067	11,110	15,824	23,338
Adjustments for decrease (increase) in derivative financial assets	(2,932)	(3,177)	(3,632)	(3,591)
Adjustments for finance costs	228	(11,677)	(4,613)	(16,481)
Adjustments for interest expense	(53)	(41)	(110)	(82)
Finance costs	(2,757)	(14,895)	(8,355)	(20,154)
Inflation Adjustment	(1,483)	(984)	(2,869)	(1,869)
Other income (expense) from subsidiaries, jointly controlled entities and associates	$ 827	$ (4,769)	$ 4,600	$ 1,315